SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Details) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Net income	$ 4,585,547	$ 2,732,973
Basic and diluted weighted average shares outstanding	2,205,882	2,875,000
Common Class A [Member]
Net income	$ 3,224,096	$ 2,207,686
Basic and diluted weighted average shares outstanding	5,223,819	12,083,113
Basic and diluted net income per share	$ 0.62	$ 0.18
Common Class B [Member]
Net income	$ 1,361,451	$ 525,287
Basic and diluted weighted average shares outstanding	2,205,882	2,875,000
Basic and diluted net income per share	$ 0.62	$ 0.18